Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 92.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	756,087	$6,283,083
PGIM Global Real Estate Fund (Class R6)	193,598	3,265,997
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	107,250	1,307,378
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	340,620	3,324,451
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	493,686	5,341,687
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	694,825	11,409,035
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	124,379	1,308,466
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	368,144	5,849,806
PGIM TIPS Fund (Class R6)	1,486,727	12,741,246
PGIM Total Return Bond Fund (Class R6)	849,667	9,830,652

Total Long-Term Investments (cost $60,797,251)		60,661,801

Short-Term Investment 7.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,832,211)	4,832,211	4,832,211

TOTAL INVESTMENTS 99.9% (cost $65,629,462)(wd)		65,494,012
Other assets in excess of liabilities 0.1%		85,646

Net Assets 100.0%		$65,579,658

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds